UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2011 – February 29, 2012

Item 1: Reports to Shareholders

Vanguard® CMT Funds

February 29, 2012

Vanguard ® Market Liquidity Fund
Vanguard ® Municipal Cash Management Fund

August 31, 2011- February 29, 2012

Vanguard CMT Funds		Institutional	7-Day SEC
	Fund Vanguard	Funds Money Average Market 1	2/29/2012 Yield[2]:
Total Returns
Market Liquidity	0.06%	0.00%	0.11%
Municipal Cash Management	0.05	—	0.13

[1]Derived from data provided by Lipper Inc.
[2]The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 2/29/2012
These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND
Financial Attributes
7-Day SEC Yield	0.11%
Average Weighted Maturity	41 days

Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	13.0%
Commercial Paper	10.2
Repurchase Agreements	3.7
U.S. Government and Agency Obligations	69.7
Tax-Exempt Municipal Bonds	1.9
Taxable Municipal Bonds	0.3
Money Market Fund	1.2

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100%

1 The expense ratio shown is from the prospectus dated December 27, 2011, and represents estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratio was 0.005%.
2 The credit quality ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table shows tier ratings that are consistent with SEC Rule 2a-7 under the Investment Company Act of 1940. A First Tier security is one that is eligible for money market funds and that is rated in the highest category for short-term debt obligations by nationally recognized statistical rating organizations. An unrated security is considered to be First Tier if it represents quality comparable to that of a rated security, as determined in accordance with the SEC rule. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes
7-Day SEC Yield	0.13%
Average Weighted Maturity	13 days

Expense Ratio[1]	0.01%

Distribution by Credit Quality[2] (% of portfolio)
First Tier	100%

Largest State Concentrations [3]
New York	12.0%
Texas	8.9
California	8.4
Illinois	8.3
Ohio	7.1
Florida	5.8
Colorado	4.2
Massachusetts	3.9
North Carolina	3.1
Pennsylvania	2.7
Top Ten	64.4%

1The expense ratio shown is from the prospectus dated December 27, 2011, and represents estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratio was 0.01%.
2 The credit quality ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For Vanguard money market funds, the Distribution by Credit Quality table shows tier ratings that are consistent with SEC Rule 2a-7 under the Investment Company Act of 1940. A First Tier security is one that is eligible for money market funds and that is rated in the highest category for short-term debt obligations by nationally recognized statistical rating organizations. An unrated security is considered to be First Tier if it represents quality comparable to that of a rated security, as determined in accordance with the SEC rule. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.
3Percentages of total net assets.

Performance Summary

Average Annual Total Returns for periods ended December 31, 2011

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Year	Since Inception

Market Liquidity	7/19/2004	0.16%	1.75%	2.42%
Municipal Cash Management	7/19/2004	0.15	1.29	1.75

Market Liquidity Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 29, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (73.6%)
2	Fannie Mae Discount Notes	0.040%	3/8/12	150,000	149,999
2	Fannie Mae Discount Notes	0.025%	3/14/12	150,000	149,999
2	Fannie Mae Discount Notes	0.030%	3/21/12	65,481	65,480
2	Fannie Mae Discount Notes	0.015%	3/28/12	145,660	145,658
2	Fannie Mae Discount Notes	0.020%	4/2/12	27,837	27,837
2	Fannie Mae Discount Notes	0.030%–0.035%	4/4/12	325,200	325,190
2	Fannie Mae Discount Notes	0.045%	4/11/12	19,000	18,999
2	Fannie Mae Discount Notes	0.070%	4/25/12	35,000	34,996
2	Fannie Mae Discount Notes	0.080%	5/2/12	23,000	22,997
2	Fannie Mae Discount Notes	0.100%	5/14/12	66,684	66,670
2	Fannie Mae Discount Notes	0.130%	5/16/12	150,000	149,959
2	Fannie Mae Discount Notes	0.070%	5/21/12	238,131	238,094
3	Federal Home Loan Bank Discount Notes	0.020%	3/2/12	105,040	105,040
3	Federal Home Loan Bank Discount Notes	0.025%	3/5/12	450,000	449,999
3	Federal Home Loan Bank Discount Notes	0.040%	3/7/12	287,200	287,198
3	Federal Home Loan Bank Discount Notes	0.020%–0.085%	3/9/12	169,361	169,359
3	Federal Home Loan Bank Discount Notes	0.025%–0.040%	3/14/12	928,700	928,690
3	Federal Home Loan Bank Discount Notes	0.040%	3/16/12	355,000	354,994
3	Federal Home Loan Bank Discount Notes	0.010%–0.030%	3/21/12	54,200	54,200
3	Federal Home Loan Bank Discount Notes	0.010%–0.012%	3/28/12	162,000	161,999
3	Federal Home Loan Bank Discount Notes	0.012%	3/30/12	23,000	23,000
3	Federal Home Loan Bank Discount Notes	0.090%	4/3/12	150,000	149,988
3	Federal Home Loan Bank Discount Notes	0.030%–0.035%	4/4/12	192,000	191,994
3	Federal Home Loan Bank Discount Notes	0.030%	4/9/12	100,000	99,997
3	Federal Home Loan Bank Discount Notes	0.100%	4/13/12	50,000	49,994
3	Federal Home Loan Bank Discount Notes	0.045%	4/18/12	131,000	130,992
3	Federal Home Loan Bank Discount Notes	0.080%	4/25/12	38,400	38,395
3	Federal Home Loan Bank Discount Notes	0.070%	4/27/12	50,000	49,995
3	Federal Home Loan Bank Discount Notes	0.080%	5/2/12	20,000	19,997
3	Federal Home Loan Bank Discount Notes	0.100%	5/4/12	695,000	694,876
3	Federal Home Loan Bank Discount Notes	0.100%	5/9/12	20,000	19,996
3	Federal Home Loan Bank Discount Notes	0.130%	5/11/12	74,650	74,631

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
3	Federal Home Loan Bank Discount Notes	0.130%–0.156%	5/16/12	232,165	232,093
3	Federal Home Loan Bank Discount Notes	0.130%	5/17/12	23,200	23,194
2,4 Federal Home Loan Mortgage Corp.		0.185%	8/24/12	500,000	499,885
2,4 Federal Home Loan Mortgage Corp.		0.213%	2/4/13	290,000	289,863
2,4 Federal Home Loan Mortgage Corp.		0.213%	5/6/13	99,000	98,929
2,4 Federal Home Loan Mortgage Corp.		0.196%	6/17/13	21,000	20,986
2,4 Federal National Mortgage Assn.		0.266%	11/23/12	190,000	189,958
2,4 Federal National Mortgage Assn.		0.274%	12/28/12	250,000	249,958
2,4 Federal National Mortgage Assn.		0.244%	8/12/13	190,000	189,916
2,4 Federal National Mortgage Assn.		0.230%	11/8/13	150,000	149,923
2,4 Federal National Mortgage Assn.		0.221%	11/14/13	214,925	214,816
2	Freddie Mac Discount Notes	0.020%–0.080%	3/5/12	165,300	165,299
2	Freddie Mac Discount Notes	0.070%	3/7/12	50,000	49,999
2	Freddie Mac Discount Notes	0.025%	3/12/12	82,315	82,314
2	Freddie Mac Discount Notes	0.020%–0.070%	4/3/12	166,150	166,142
2	Freddie Mac Discount Notes	0.030%	4/9/12	193,200	193,194
2	Freddie Mac Discount Notes	0.030%	4/10/12	100,700	100,697
2	Freddie Mac Discount Notes	0.080%	4/16/12	54,800	54,794
2	Freddie Mac Discount Notes	0.080%	4/23/12	30,400	30,396
2	Freddie Mac Discount Notes	0.080%	4/24/12	46,000	45,995
2	Freddie Mac Discount Notes	0.043%	4/25/12	288,424	288,405
2	Freddie Mac Discount Notes	0.140%	5/14/12	23,000	22,993
2	Freddie Mac Discount Notes	0.115%	5/21/12	234,000	233,940
	United States Treasury Bill	0.027%–0.050%	3/1/12	1,400,000	1,400,000
	United States Treasury Bill	0.010%–0.113%	3/15/12	1,165,000	1,164,971
	United States Treasury Bill	0.062%	3/22/12	300,000	299,989
	United States Treasury Bill	0.021%–0.025%	3/29/12	800,000	799,986
	United States Treasury Bill	0.015%–0.030%	4/5/12	900,000	899,978
	United States Treasury Bill	0.020%–0.027%	4/12/12	1,290,000	1,289,963
	United States Treasury Bill	0.125%	4/19/12	200,000	199,966
	United States Treasury Bill	0.036%–0.040%	4/26/12	600,000	599,965
	United States Treasury Bill	0.055%–0.068%	5/3/12	793,000	792,918
	United States Treasury Bill	0.078%–0.100%	5/10/12	958,000	957,844
	United States Treasury Bill	0.095%–0.096%	5/17/12	970,000	969,802
	United States Treasury Bill	0.085%–0.090%	5/24/12	1,450,000	1,449,708
	United States Treasury Bill	0.108%–0.111%	5/31/12	1,392,000	1,391,613
	United States Treasury Bill	0.105%–0.115%	6/7/12	313,000	312,907
	United States Treasury Note/Bond	1.375%	5/15/12	166,000	166,443
Total U.S. Government and Agency Obligations (Cost $21,740,954)					21,740,954
Commercial Paper (10.8%)
Finance - Auto (0.5%)
	American Honda Finance Corp.	0.240%	3/2/12	9,200	9,200
	American Honda Finance Corp.	0.250%	3/6/12	19,800	19,799
	American Honda Finance Corp.	0.190%–0.210%	4/3/12	32,000	31,994
	American Honda Finance Corp.	0.180%	4/4/12	13,300	13,298
	American Honda Finance Corp.	0.210%	4/9/12	33,000	32,993
	American Honda Finance Corp.	0.160%	4/16/12	21,000	20,996
	American Honda Finance Corp.	0.190%–0.210%	4/17/12	22,500	22,494
					150,774
Finance - Other (4.4%)
5	Chariot Funding LLC	0.210%	4/10/12	5,000	4,999
5	Chariot Funding LLC	0.210%	4/11/12	9,300	9,298
5	Chariot Funding LLC	0.190%	5/3/12	24,000	23,992

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
5	Chariot Funding LLC	0.190%	5/7/12	14,500	14,495
5	Chariot Funding LLC	0.190%	5/8/12	19,400	19,393
5	Chariot Funding LLC	0.200%	5/10/12	7,800	7,797
5	Chariot Funding LLC	0.190%	5/17/12	30,000	29,988
5	Govco LLC	0.431%	3/12/12	17,000	16,998
5	Govco LLC	0.431%	3/14/12	17,000	16,997
5	Govco LLC	0.410%	3/16/12	25,750	25,746
5	Govco LLC	0.400%	3/20/12	100,000	99,979
5	Govco LLC	0.400%	3/22/12	100,000	99,977
5	Jupiter Securitization Co. LLC	0.220%	4/5/12	8,000	7,998
5	Jupiter Securitization Co. LLC	0.210%	4/10/12	28,500	28,493
5	Jupiter Securitization Co. LLC	0.180%	4/25/12	50,000	49,986
5	Jupiter Securitization Co. LLC	0.190%	5/8/12	21,531	21,523
5	Jupiter Securitization Co. LLC	0.190%	5/9/12	5,000	4,998
5	Old Line Funding LLC	0.220%	3/1/12	15,024	15,024
5	Old Line Funding LLC	0.220%	3/5/12	19,982	19,982
5	Old Line Funding LLC	0.220%	3/12/12	8,500	8,499
5	Old Line Funding LLC	0.220%	3/13/12	8,500	8,499
5	Old Line Funding LLC	0.220%	3/14/12	50,000	49,996
5	Old Line Funding LLC	0.220%	3/15/12	10,500	10,499
5	Old Line Funding LLC	0.220%	3/28/12	9,000	8,999
5	Old Line Funding LLC	0.220%	4/2/12	8,000	7,998
5	Old Line Funding LLC	0.210%	4/4/12	5,812	5,811
5	Old Line Funding LLC	0.210%	4/9/12	8,500	8,498
5	Old Line Funding LLC	0.210%	4/16/12	13,250	13,246
5	Old Line Funding LLC	0.210%	4/17/12	74,400	74,380
5	Old Line Funding LLC	0.210%	4/18/12	22,300	22,294
5	Old Line Funding LLC	0.210%	4/26/12	10,317	10,314
5	Old Line Funding LLC	0.200%	5/3/12	28,595	28,585
5	Old Line Funding LLC	0.190%	5/7/12	8,600	8,597
5	Old Line Funding LLC	0.200%	5/10/12	16,000	15,994
5	Old Line Funding LLC	0.200%	5/14/12	14,000	13,994
5	Old Line Funding LLC	0.200%	5/15/12	100,000	99,958
5	Old Line Funding LLC	0.200%	5/17/12	50,000	49,979
5	Old Line Funding LLC	0.200%	5/18/12	13,000	12,994
5	Old Line Funding LLC	0.200%	5/21/12	100,000	99,955
5	Straight-A Funding LLC	0.180%	5/25/12	6,881	6,878
					1,083,630
Foreign Banks (3.5%)
5	Australia & New Zealand Banking Group, Ltd.	0.250%	3/16/12	69,000	68,993
5	Australia & New Zealand Banking Group, Ltd.	0.250%	3/20/12	30,000	29,996
4,5 Australia & New Zealand Banking Group, Ltd.		0.326%	8/17/12	35,500	35,497
5	Australia & New Zealand Banking Group, Ltd.	0.175%	5/1/12	250,000	249,926
5	Australia & New Zealand Banking Group, Ltd.	0.180%	5/16/12	50,000	49,981
5	Commonwealth Bank of Australia	0.200%	4/23/12	10,000	9,997
5	Commonwealth Bank of Australia	0.190%–0.200%	4/24/12	175,000	174,948
5	Commonwealth Bank of Australia	0.190%	5/21/12	100,000	99,957
5	Westpac Banking Corp.	0.300%	3/1/12	80,000	80,000
5	Westpac Banking Corp.	0.255%	3/21/12	150,000	149,979
4,5 Westpac Banking Corp.		0.398%	7/16/12	92,000	92,000
					1,041,274
Foreign Industrial (0.5%)
5	Nestle Capital Corp.	0.090%	3/13/12	8,500	8,500
5	Texas Instruments International Management Co Sarl	0.110%	3/12/12	51,400	51,398

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
5 Total Capital Canada, Ltd.	0.110%	3/9/12	67,250	67,248
5 Total Capital Canada, Ltd.	0.090%	3/15/12	26,800	26,799
5 Total Capital Canada, Ltd.	0.100%	3/23/12	4,750	4,750
				158,695
Industrial (1.9%)
General Electric Co.	0.110%	3/5/12	199,000	198,998
General Electric Co.	0.110%	3/12/12	150,000	149,995
5 Johnson & Johnson	0.070%	4/2/12	3,500	3,500
5 Procter & Gamble Co.	0.110%	3/1/12	17,600	17,600
5 Procter & Gamble Co.	0.120%	3/2/12	14,000	14,000
5 Procter & Gamble Co.	0.080%	3/5/12	24,500	24,500
5 The Coca-Cola Co.	0.115%	3/14/12	20,000	19,999
5 The Coca-Cola Co.	0.120%	3/21/12	17,100	17,099
5 The Coca-Cola Co.	0.120%	3/22/12	37,000	36,997
5 The Coca-Cola Co.	0.170%	5/16/12	144,000	143,948
5 The Coca-Cola Co.	0.170%	5/22/12	70,000	69,973
5 The Coca-Cola Co.	0.160%	5/24/12	10,500	10,496
5 The Coca-Cola Co.	0.160%	5/25/12	20,500	20,492
5 Wal-Mart Stores, Inc.	0.140%	4/27/12	19,500	19,496
				747,093
Total Commercial Paper (Cost $3,181,466)				3,181,466
Certificates of Deposit (13.7%)
Domestic Banks (1.3%)
Branch Banking & Trust Co.	0.240%	4/2/12	35,000	35,000
Branch Banking & Trust Co.	0.200%	4/9/12	28,000	28,000
Branch Banking & Trust Co.	0.200%	4/10/12	54,500	54,500
Branch Banking & Trust Co.	0.200%	4/17/12	41,100	41,100
Branch Banking & Trust Co.	0.200%	4/18/12	97,000	97,000
Branch Banking & Trust Co.	0.200%	4/19/12	27,000	27,000
Branch Banking & Trust Co.	0.190%	4/26/12	20,000	20,000
Branch Banking & Trust Co.	0.190%	4/26/12	20,000	20,000
Branch Banking & Trust Co.	0.190%	4/27/12	41,500	41,500
				364,100
Eurodollar Certificates of Deposit (6.7%)
Australia & New Zealand Banking Group, Ltd.	0.400%	3/2/12	200,000	200,000
Australia & New Zealand Banking Group, Ltd.	0.210%	5/3/12	97,000	97,000
Australia & New Zealand Banking Group, Ltd.	0.200%	5/10/12	70,000	70,000
Bank of Nova Scotia	0.200%	4/23/12	150,000	150,000
Bank of Nova Scotia	0.200%	6/1/12	150,000	150,000
Commonwealth Bank of Australia	0.310%	3/6/12	150,000	150,000
Commonwealth Bank of Australia	0.310%	3/13/12	60,000	60,000
Commonwealth Bank of Australia	0.280%	4/4/12	80,000	80,000
Commonwealth Bank of Australia	0.200%	5/8/12	40,000	40,000
Commonwealth Bank of Australia	0.200%	5/21/12	250,000	250,000
National Australia Bank Ltd.	0.370%	3/2/12	100,000	100,000
National Australia Bank Ltd.	0.380%	3/13/12	95,000	95,000
National Australia Bank Ltd.	0.230%	4/10/12	78,000	78,000
National Australia Bank Ltd.	0.190%	5/7/12	250,000	250,000
National Australia Bank Ltd.	0.210%	5/15/12	200,000	200,000
				1,970,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
Yankee Certificates of Deposit (5.7%)
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.240%	5/2/12	74,150	74,155
Bank of Montreal (Chicago Branch)	0.230%	3/1/12	150,000	150,000
Bank of Montreal (Chicago Branch)	0.180%	5/1/12	100,000	100,000
Bank of Montreal (Chicago Branch)	0.190%	5/7/12	97,000	97,000
Bank of Montreal (Chicago Branch)	0.200%	5/17/12	100,000	100,000
Bank of Nova Scotia (Houston Branch)	0.260%	3/5/12	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.270%	3/14/12	60,000	60,000
Bank of Nova Scotia (Houston Branch)	0.210%	4/4/12	25,000	25,000
Bank of Nova Scotia (Houston Branch)	0.190%	4/10/12	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.240%	5/2/12	47,000	47,004
Bank of Nova Scotia (Houston Branch)	0.250%	7/2/12	73,000	73,003
4 National Australia Bank (New York Branch)	0.395%	4/20/12	113,000	113,000
Toronto Dominion Bank (New York Branch)	0.200%	3/26/12	150,000	150,000
Toronto Dominion Bank (New York Branch)	0.210%	5/8/12	10,900	10,900
Westpac Banking Corp. (New York Branch)	0.250%	3/12/12	250,000	250,000
Westpac Banking Corp. (New York Branch)	0.460%	4/10/12	20,000	20,006
Westpac Banking Corp. (New York Branch)	0.460%	5/1/12	10,000	10,004
4 Westpac Banking Corp. (New York Branch)	0.414%	5/3/12	125,000	125,000
				1,705,072
Total Certificates of Deposit (Cost $4,039,172)				4,039,172
Repurchase Agreements (3.9%)
Goldman Sachs & Co.
(Dated 2/29/12, Repurchase Value
$60,000,000, collateralized by U.S. Treasury
Inflation Indexed Note 2.000%-3.375%,
1/15/14-4/15/32)	0.160%	3/1/12	60,000	60,000
JP Morgan Securities LLC
(Dated 2/29/12, Repurchase Value
$100,000,000, collateralized by U.S. Treasury
Note 2.625%, 4/30/18)	0.120%	3/1/12	100,000	100,000
Merrill Lynch Pierce Fenner & Smith Inc.
(Dated 2/29/12, Repurchase Value
$119,559,000, collateralized by U.S. Treasury
Note 0.875%, 11/30/16)	0.150%	3/1/12	119,559	119,559
RBC Capital Markets LLC
(Dated 2/29/12, Repurchase Value
$28,000,000, collateralized by U.S. Treasury
Note 1.375%, 9/30/18)	0.100%	3/1/12	28,000	28,000
RBC Capital Markets LLC
(Dated 2/29/12, Repurchase Value
$837,677,000, collateralized by U.S. Treasury
Bill 0.000%, 3/1/12-1/10/13, U.S. Treasury
Note 0.125%-8.875%, 3/31/12-11/15/41)	0.110%	3/1/12	837,674	837,674
Total Repurchase Agreements (Cost $1,145,233)				1,145,233
			Shares
Money Market Fund (1.3%)
6 Vanguard Municipal Cash Management Fund
(Cost $373,684)	0.133%		373,684,014	373,684

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
Tax-Exempt Municipal Bonds (2.0%)
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.120%	3/7/12	7,365	7,365
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.130%	3/7/12	9,660	9,660
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Revenue VRDO	0.150%	3/7/12	7,000	7,000
Buffalo NY Municipal Water System Revenue
VRDO	0.120%	3/7/12	2,870	2,870
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.120%	3/7/12	4,880	4,880
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.100%	3/7/12	2,400	2,400
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.140%	3/7/12	5,400	5,400
Clackamas County OR Hospital Facility Authority
Revenue (Legacy Health System) VRDO	0.110%	3/7/12	2,000	2,000
Clark County NV Industrial Development
Revenue (Southwest Gas Corp.) VRDO	0.130%	3/7/12	6,000	6,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.130%	3/7/12	5,320	5,320
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.160%	3/7/12	2,300	2,300
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society
Project) VRDO	0.120%	3/7/12	2,750	2,750
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.170%	3/7/12	3,900	3,900
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.100%	3/7/12	9,800	9,800
Curators of the University of Missouri System
Facilities Revenue VRDO	0.130%	3/7/12	5,365	5,365
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.140%	3/7/12	18,000	18,000
District of Columbia Revenue (Georgetown
University) VRDO	0.160%	3/7/12	11,575	11,575
Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.150%	3/7/12	2,300	2,300
Greenville County SC Hospital System Revenue
VRDO	0.130%	3/7/12	2,750	2,750
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.140%	3/7/12	2,515	2,515
Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.130%	3/7/12	11,000	11,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.130%	3/7/12	3,850	3,850
Illinois Development Finance Authority Revenue
(Chicago Horticultural Society) VRDO	0.150%	3/7/12	3,700	3,700

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.130%	3/7/12	5,380	5,380
Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.110%	3/7/12	4,395	4,395
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.120%	3/7/12	4,500	4,500
Illinois Finance Authority Revenue (Museum of
Science & Industry) VRDO	0.140%	3/7/12	2,855	2,855
Indiana Development Finance Authority
EducationalFacilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.130%	3/7/12	3,400	3,400
Indiana Educational Facilities Authority Revenue
(Wabash College) VRDO	0.160%	3/7/12	5,400	5,400
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.130%	3/7/12	9,720	9,720
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.130%	3/7/12	4,765	4,765
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.100%	3/7/12	7,910	7,910
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.140%	3/7/12	3,500	3,500
Los Angeles CA Wastewater System Revenue
VRDO	0.120%	3/7/12	4,500	4,500
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.100%	3/7/12	12,600	12,600
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.110%	3/7/12	4,500	4,500
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.160%	3/7/12	3,225	3,225
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.130%	3/7/12	3,400	3,400
Massachusetts Development Finance Agency
Revenue (Simmons College) VRDO	0.140%	3/7/12	9,110	9,110
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.110%	3/7/12	5,200	5,200
Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.150%	3/7/12	2,385	2,385
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.120%	3/7/12	9,900	9,900
Michigan Higher Education Facilities Authority
Revenue (Albion College) VRDO	0.150%	3/7/12	3,130	3,130
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.130%	3/7/12	7,900	7,900
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.120%	3/7/12	4,715	4,715
Mississippi Business Finance Corp. Health Care
Facilities Revenue (Rush Medical Foundation
Project) VRDO	0.130%	3/7/12	1,600	1,600

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.120%	3/7/12	19,730	19,730
Nassau NY Health Care Corp. VRDO	0.120%	3/7/12	3,310	3,310
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	3/7/12	5,200	5,200
New Jersey Transportation Trust Fund Authority
Transportation System Revenue VRDO	0.110%	3/7/12	7,800	7,800
New York City NY GO VRDO	0.130%	3/7/12	6,400	6,400
New York City NY GO VRDO	0.130%	3/7/12	2,300	2,300
New York City NY GO VRDO	0.110%	3/7/12	5,300	5,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.100%	3/7/12	10,400	10,400
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.100%	3/7/12	5,300	5,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.130%	3/7/12	1,800	1,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (West
End Towers) VRDO	0.130%	3/7/12	8,400	8,400
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.150%	3/7/12	4,425	4,425
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.100%	3/7/12	10,750	10,750
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.130%	3/7/12	4,460	4,460
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.100%	3/7/12	4,600	4,600
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.130%	3/7/12	9,400	9,400
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.110%	3/7/12	7,500	7,500
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.130%	3/7/12	3,700	3,700
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.110%	3/7/12	8,500	8,500
New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.130%	3/7/12	2,700	2,700
New York State Housing Finance Agency
Housing Revenue (Clinton Green - South)
VRDO	0.130%	3/7/12	3,850	3,850
New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.130%	3/7/12	7,755	7,755

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield1	Date	($000)	($000)
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.140%	3/7/12	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (West 38th Street) VRDO	0.110%	3/7/12	8,700	8,700
New York State Housing Finance Agency
Revenue (Gotham West Housing) VRDO	0.110%	3/7/12	5,500	5,500
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.160%	3/7/12	2,300	2,300
North Texas Tollway Authority System Revenue
VRDO	0.140%	3/7/12	8,450	8,450
Oakland University of Michigan Revenue VRDO	0.140%	3/7/12	2,100	2,100
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.140%	3/7/12	3,085	3,085
Ohio GO VRDO	0.100%	3/7/12	265	265
Ohio State University General Receipts Revenue
VRDO	0.100%	3/7/12	23,400	23,400
Ohio State University General Receipts Revenue
VRDO	0.110%	3/7/12	1,400	1,400
Oregon Health Sciences University Revenue
VRDO	0.140%	3/7/12	2,850	2,850
Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.100%	3/7/12	2,000	2,000
Salem OH Hospital Facilities Revenue (Salem
Community Hospital Project) VRDO	0.130%	3/7/12	3,010	3,010
Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.130%	3/7/12	3,250	3,250
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health) VRDO	0.130%	3/7/12	6,800	6,800
South Placer CA Wastewater Authority Revenue
VRDO	0.110%	3/7/12	2,450	2,450
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.130%	3/7/12	2,900	2,900
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project) VRDO	0.150%	3/7/12	17,075	17,075
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.140%	3/7/12	6,800	6,800
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.140%	3/7/12	10,100	10,100
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.160%	3/7/12	5,625	5,625
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.110%	3/7/12	5,200	5,200
University of South Florida Financing Corp. COP
VRDO	0.140%	3/7/12	10,200	10,200
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.140%	3/7/12	3,750	3,750
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.140%	3/7/12	4,500	4,500

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
	Virginia Small Business Financing Authority
	Health Facilities Revenue (Bon Secours
	Health System Inc.) VRDO	0.120%	3/7/12	1,700	1,700
	Warren County KY Revenue (Western Kentucky
	University Student Life Foundation Inc.
	Project) VRDO	0.160%	3/7/12	3,200	3,200
	Warren County KY Revenue (Western Kentucky
	University Student Life Foundation Inc.
	Project) VRDO	0.160%	3/7/12	4,700	4,700
7	Washington County PA Authority Revenue
	(Girard Estate Project) VRDO	0.160%	3/7/12	2,700	2,700
	Washington Health Care Facilities Authority
	Revenue (MultiCare Health System) VRDO	0.130%	3/7/12	3,600	3,600
	Washington Health Care Facilities Authority
	Revenue (Swedish Health Services) VRDO	0.110%	3/7/12	9,500	9,500
	Washington Higher Education Facilities
	Authority Revenue (Bastyr University Project)
	VRDO	0.140%	3/7/12	1,600	1,600
	Washington Housing Finance Commission Non-
	profit Housing Revenue (Rockwood
	Retirement Communities Program) VRDO	0.140%	3/7/12	1,300	1,300
	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area Medical
	Center Inc.) VRDO	0.110%	3/7/12	6,200	6,200
	Whittier CA Health Facility Revenue
	(Presbyterian Intercommunity Hospital) VRDO	0.090%	3/7/12	5,000	5,000
	Wisconsin Health & Educational Facilities
	Authority Revenue (Aurora Health Care Inc.)
	VRDO	0.120%	3/7/12	7,475	7,475
Total Tax-Exempt Municipal Bonds (Cost $595,755)					595,755
Taxable Municipal Bonds (0.3%)
7	BlackRock Municipal Income Trust TOB VRDO	0.350%	3/1/12	54,000	54,000
7	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.350%	3/1/12	25,500	25,500
7	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.290%	3/7/12	2,855	2,855
7	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.290%	3/7/12	2,800	2,800
7	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.290%	3/7/12	1,500	1,500
Total Taxable Municipal Bonds (Cost $86,655)					86,655
Total Investments (105.6%) (Cost $31,162,919)					31,162,919
Other Assets and Liabilities (-5.6%)
Other Assets					42,620
Liabilities					(1,683,614)
					(1,640,994)
Net Assets (100%)
Applicable to 29,522,669,822 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)					29,521,925
Net Asset Value Per Share					$1.00

Market Liquidity Fund

Market
Value•
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	31,162,919
Receivables for Investment Securities Sold	40,197
Other Assets	2,423
Total Assets	31,205,539
Liabilities
Payables for Investment Securities Purchased	1,683,569
Other Liabilities	45
Total Liabilities	1,683,614
Net Assets	29,521,925
At February 29, 2012, net assets consisted of:

Amount
($000)
Paid-in Capital	29,522,670
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(745)
Net Assets	29,521,925

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At February 29, 2012, the aggregate value of these securities was $2,681,699,000, representing 9.1% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7- day yield.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $89,355,000, representing 0.3% of net assets.
COP – Certificate of Participation.
GO – General Obligation Bond.
TOB – Tender Option Bond.
VRDO – Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Interest[1]	16,474
Total Income	16,474
Expenses
The Vanguard Group—Note B
Management and Administrative	647
Total Expenses	647
Net Investment Income	15,827
Realized Net Gain (Loss) on Investment Securities Sold	125
Net Increase (Decrease) in Net Assets Resulting from Operations	15,952
1 Interest income from an affiliated company of the fund was $190,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,827	53,699
Realized Net Gain (Loss)	125	328
Net Increase (Decrease) in Net Assets Resulting from Operations	15,952	54,027
Distributions
Net Investment Income	(15,827)	(53,699)
Realized Capital Gain	—	—
Total Distributions	(15,827)	(53,699)
Capital Share Transactions (at $1.00)
Issued	135,382,530	271,069,890
Issued in Lieu of Cash Distributions	15,827	53,699
Redeemed	(133,261,001)	(266,412,208)
Net Increase (Decrease) from Capital Share Transactions	2,137,356	4,711,381
Total Increase (Decrease)	2,137,481	4,711,709
Net Assets
Beginning of Period	27,384,444	22,672,735
End of Period	29,521,925	27,384,444

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 29,				Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.002	.002	.010	.036	.053
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.002	.002	.010	.036	.053
Distributions
Dividends from Net Investment
Income	(.001)	(.002)	(.002)	(.010)	(.036)	(.053)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.002)	(.002)	(.010)	(.036)	(.053)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.06%	0.20%	0.23%	1.04%	3.69%	5.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,522	$27,384	$22,673	$25,958	$22,904	$18,781
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	0.12%	0.19%	0.23%	0.97%	3.50%	5.34%
The expense ratio and net income ratio for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund's net asset value.

2. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2008-2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund's financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, and administrative services and pays for all other operating expenses, except for taxes. The fund's trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with

Market Liquidity Fund

rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Statement of Net Assets (unaudited)
As of February 29, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (0.5%)
1 Alabama Public School & College Authority Capital Improvement Revenue TOB VRDO	0.210%	3/7/12	12,550	12,550
Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)
VRDO	0.170%	3/7/12 LOC	5,000	5,000
				17,550
Alaska (0.4%)
1 Alaska Housing Finance Corp. General Housing Revenue TOB VRDO	0.170%	3/7/12	16,620	16,620

Arizona (0.6%)
Arizona Board Regents Arizona State University System Revenue VRDO	0.110%	3/7/12 LOC	24,665	24,665

California (8.4%)
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.260%	3/7/12	7,500	7,500
California GO VRDO	0.100%	3/7/12 LOC	4,000	4,000
California Housing Finance Agency Multifamily Housing Revenue VRDO	0.130%	3/7/12 LOC	3,900	3,900
California Housing Finance Agency Multifamily Housing Revenue VRDO	0.130%	3/7/12 LOC	3,590	3,590
California Infrastructure & Economic Development Bank Revenue (American National Red Cross)
VRDO	0.080%	3/7/12 LOC	3,300	3,300
California RAN	2.000%	5/24/12	10,000	10,037
California Statewide Communities Development Authority Gas Supply Revenue VRDO	0.150%	3/7/12	9,950	9,950
California Statewide Communities Development Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.140%	3/7/12 LOC	12,625	12,625
1 California Statewide Communities Development Authority Revenue (Sutter Health) TOB VRDO	0.260%	3/7/12	6,230	6,230
1 East Bay CA Municipal Utility District Water System Revenue TOB VRDO	0.160%	3/7/12	9,000	9,000
1 East Side CA Union High School District GO TOB VRDO	0.160%	3/7/12 LOC	2,200	2,200
1 Foothill-De Anza CA Community College District GO TOB VRDO	0.260%	3/7/12	7,500	7,500
Hayward CA Housing Authority Multifamily Housing Revenue (Barrington Hills Apartments) VRDO	0.110%	3/7/12 LOC	13,550	13,550
Irvine CA Assessment District No. 89-10 Improvement Revenue (Northwest Irvine) VRDO	0.130%	3/1/12 LOC	2,247	2,247
Livermore CA COP VRDO	0.140%	3/7/12 LOC	4,825	4,825
Livermore CA Redevelopment Agency Multi-Family Housing Revenue (Livermore Independent
Senior Apartments) VRDO	0.120%	3/7/12 LOC	6,640	6,640
1 Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.130%	3/1/12	28,000	28,000
Los Angeles CA Department of Water & Power Revenue VRDO	0.090%	3/7/12	11,200	11,200
1 Rancho Santiago CA Community College District GO TOB VRDO	0.130%	3/7/12 (4)	22,405	22,405
San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	0.140%	3/7/12	22,400	22,400
San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	0.140%	3/7/12	13,600	13,600
1 San Diego County CA Water Authority Revenue COP TOB VRDO	0.160%	3/7/12	5,000	5,000
1 San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.160%	3/7/12	5,000	5,000
1 San Marcos CA Public Facilities Authority Tax Allocation Revenue TOB VRDO	0.130%	3/1/12 LOC	3,890	3,890
1 San Mateo County CA Community College District GO TOB VRDO	0.160%	3/7/12	15,130	15,130
1 Tobacco Securitization Authority Revenue (Southern California Tobacco Settlement) TOB VRDO	0.130%	3/1/12	45,495	45,495
1 University of California Revenue TOB VRDO	0.130%	3/1/12	1,800	1,800
1 University of California Revenue TOB VRDO	0.130%	3/1/12	9,100	9,100
Whittier CA Health Facility Revenue (Presbyterian Intercommunity Hospital) VRDO	0.090%	3/7/12 LOC	25,800	25,800
				315,914
Colorado (4.2%)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.120%	3/1/12 LOC	2,080	2,080
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.120%	3/1/12 LOC	13,650	13,650
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.120%	3/1/12 LOC	10,490	10,490
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.120%	3/1/12 LOC	15,280	15,280

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.120%	3/1/12 LOC	15,995	15,995
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Bond
Program) VRDO	0.120%	3/1/12 LOC	12,910	12,910
Colorado Educational & Cultural Facilities Authority Revenue (Oklahoma's Public Radio) VRDO	0.160%	3/7/12 LOC	5,190	5,190
Colorado Eductional and Cultural Facilites Authoriy Revenue (The Nature Conservancy Project)
VRDO	0.140%	3/7/12	5,000	5,000
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.130%	3/1/12	10,700	10,700
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	0.180%	3/7/12	9,995	9,995
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.120%	3/7/12	13,800	13,800
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.130%	3/7/12	12,500	12,500
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.140%	3/7/12 LOC	3,430	3,430
Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	0.140%	3/7/12 LOC	4,410	4,410
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.130%	3/7/12 LOC	16,000	16,000
1 Regional Transportation District of Colorado Sales Tax Revenue TOB VRDO	0.160%	3/7/12	6,790	6,790
				158,220
Connecticut (0.5%)
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.130%	3/1/12	9,000	9,000
1 Connecticut Health & Educational Facilities Authority Revenue (Yale University) TOB VRDO	0.170%	3/7/12	10,330	10,330
				19,330
Delaware (0.3%)
Delaware Economic Development Authority Revenue (Archmere Academy Project) VRDO	0.150%	3/7/12 LOC	9,650	9,650

District of Columbia (1.0%)
1 District of Columbia GO TOB VRDO	0.150%	3/7/12 LOC	21,360	21,360
District of Columbia Revenue (Washington Center for Internships) VRDO	0.160%	3/7/12 LOC	4,800	4,800
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.180%	3/7/12	4,010	4,010
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.180%	3/7/12	5,935	5,935
				36,105
Florida (5.8%)
Florida Gulf Coast University Financing Corp. Capital Improvement Revenue (Parking Project)
VRDO	0.120%	3/7/12 LOC	5,200	5,200
Highlands County FL Health Facilities Authority Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) VRDO	0.140%	3/7/12 LOC	9,400	9,400
Highlands County FL Health Facilities Authority Revenue (Adventist Health System/Sunbelt Inc.)
VRDO	0.140%	3/7/12 LOC	8,000	8,000
Hillsborough County FL School Board (Master Lease Program) COP VRDO	0.150%	3/1/12 LOC	2,690	2,690
Jacksonville FL Capital Project Revenue VRDO	0.200%	3/7/12 LOC	31,295	31,295
Jacksonville FL Economic Development Commission Health Care Facilities Revenue (Methodist
RefundingProject) VRDO	0.100%	3/1/12 LOC	2,200	2,200
Jacksonville FL Economic Development Commission Special Facility Airport Revenue (Holland
Sheltair Aviation Group Project) VRDO	0.140%	3/7/12 LOC	8,265	8,265
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.120%	3/7/12	13,400	13,400
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.130%	3/7/12	5,475	5,475
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.140%	3/7/12 LOC	17,315	17,315
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.180%	3/7/12	4,760	4,760
Jacksonville FL Transportation Revenue VRDO	0.150%	3/7/12 LOC	12,705	12,705
Miami-Dade County FL Industrial Development Authority Revenue (American Public Media Group
Project)VRDO	0.150%	3/1/12 LOC	17,340	17,340
Miami-Dade County FL Professional Sports Franchise Facilities Tax Revenue VRDO	0.130%	3/7/12 LOC	31,400	31,400
Miami-Dade County FL Special Obligation Revenue (Juvenile Courthouse Project) VRDO	0.120%	3/7/12 LOC	10,000	10,000
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.130%	3/7/12 LOC	15,000	15,000
Orlando & Orange County FL Expressway Authority Revenue VRDO	0.140%	3/7/12 LOC	20,000	20,000
Sunshine State Governmental Financing Commission Florida Revenue VRDO	0.160%	3/7/12 LOC	5,400	5,400
				219,845
Georgia (2.0%)
Atlanta GA Development Authority Revenue (Georgia Aquarium Inc. Project) VRDO	0.130%	3/7/12 LOC	12,500	12,500
Floyd County GA Development Authority Revenue (Berry College Project) VRDO	0.130%	3/7/12 LOC	4,740	4,740
1 Georgia GO TOB VRDO	0.170%	3/7/12	11,570	11,570
1 Gwinnett County GA School District GO TOB VRDO	0.150%	3/7/12	13,430	13,430
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue VRDO	0.120%	3/7/12 LOC	5,000	5,000

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.110%	3/7/12	4,000	4,000
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.130%	3/7/12	13,100	13,100
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.130%	3/7/12	11,200	11,200
				75,540
Hawaii (0.2%)
1 Honolulu HI City & County GO TOB VRDO	0.260%	3/7/12	7,700	7,700

Idaho (1.5%)
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.130%	3/7/12 LOC	16,875	16,875
Idaho Housing & Finance Association Single Family Mortgage Revenue VRDO	0.130%	3/7/12 LOC	38,830	38,830
				55,705
Illinois (8.3%)
Chicago IL Board of Education GO VRDO	0.140%	3/7/12 LOC	27,000	27,000
1 Chicago IL GO TOB VRDO	0.150%	3/7/12	14,330	14,330
1 Chicago IL O'Hare International Airport Revenue TOB VRDO	0.170%	3/7/12	14,935	14,935
1 Chicago IL Water Revenue TOB VRDO	0.180%	3/7/12	7,795	7,795
Chicago IL Water Revenue VRDO	0.150%	3/7/12 LOC	3,150	3,150
Chicago IL Water Revenue VRDO	0.170%	3/7/12 LOC	26,325	26,325
Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing Program) VRDO	0.130%	3/7/12 LOC	22,000	22,000
Illinois Educational Facilities Authority Revenue (University of Chicago) VRDO	0.130%	3/7/12	11,718	11,718
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.110%	3/7/12	6,365	6,365
Illinois Finance Authority Revenue (Bradley University) VRDO	0.140%	3/7/12 LOC	10,000	10,000
Illinois Finance Authority Revenue (Bradley University) VRDO	0.140%	3/7/12 LOC	4,000	4,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.100%	3/1/12	39,490	39,490
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.100%	3/1/12	36,285	36,285
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.130%	3/7/12	26,617	26,617
Illinois Health Facilities Authority Revenue (Northwestern Memorial Hospital) VRDO	0.100%	3/1/12	28,000	28,000
1 Illinois Regional Transportation Authority Revenue TOB VRDO	0.140%	3/7/12	15,100	15,100
1 Illinois Sales Tax Revenue TOB VRDO	0.170%	3/7/12	18,000	18,000
				311,110
Indiana (1.6%)
Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Services Inc.
Obligated Group) VRDO	0.110%	3/7/12 LOC	19,900	19,900
1 Indiana Finance Authority Highway Revenue TOB VRDO	0.140%	3/7/12	14,505	14,505
1 Indiana Finance Authority Revenue (Lease Appropriation) TOB VRDO	0.130%	3/1/12	10,995	10,995
Purdue University Indiana COP VRDO	0.100%	3/7/12	14,685	14,685
				60,085
Iowa (0.5%)
Iowa Higher Education Loan Authority Revenue Private College Facility (St. Ambrose University
Project) VRDO	0.150%	3/1/12 LOC	20,000	20,000

Kentucky (1.5%)
Christian County KY Association County Leasing Program Revenue VRDO	0.100%	3/1/12 LOC	13,615	13,615
Christian County KY Association County Leasing Program Revenue VRDO	0.100%	3/1/12 LOC	13,150	13,150
Christian County KY Association County Leasing Program Revenue VRDO	0.100%	3/1/12 LOC	9,800	9,800
Shelby County KY GO VRDO	0.100%	3/1/12 LOC	3,790	3,790
Trimble County KY Association of Counties Leasing Trust Lease Program Revenue VRDO	0.100%	3/1/12 LOC	17,150	17,150
				57,505
Louisiana (1.6%)
Louisiana Public Facilities Authority Revenue (CHRISTUS Health) VRDO	0.120%	3/7/12 LOC	7,000	7,000
Louisiana Public Facilities Authority Revenue (International-Matex Tank Terminals Project) VRDO	0.130%	3/7/12 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue (Tiger Athletic Foundation Project) VRDO	0.160%	3/7/12 LOC	24,345	24,345
				61,345
Maryland (1.3%)
Baltimore County MD BAN	2.500%	12/17/12	30,000	30,538
Maryland Health & Higher Educational Facilities Authority Revenue (Suburban Hospital) VRDO	0.130%	3/7/12 LOC	12,095	12,095
Montgomery County MD Housing Opportunities Commission Multifamily Housing Revenue
VRDO	0.130%	3/7/12 LOC	5,000	5,000
				47,633
Massachusetts (3.9%)
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.110%	3/7/12	9,000	9,000
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.110%	3/7/12	14,000	14,000

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Boston University) VRDO	0.110%	3/7/12 LOC	15,100	15,100
Massachusetts Development Finance Agency Revenue (Shady Hill) VRDO	0.150%	3/7/12 LOC	9,210	9,210
Massachusetts GO	2.000%	5/31/12	25,000	25,114
1 Massachusetts GO TOB VRDO	0.140%	3/7/12	18,455	18,455
1 Massachusetts GO TOB VRDO	0.150%	3/7/12	4,800	4,800
Massachusetts GO VRDO	0.130%	3/7/12	32,000	32,000
Massachusetts Water Resources Authority Revenue VRDO	0.110%	3/7/12	5,000	5,000
Massachusetts Water Resources Authority Revenue VRDO	0.110%	3/7/12	3,000	3,000
Massachusetts Water Resources Authority Revenue VRDO	0.140%	3/7/12	10,000	10,000
				145,679
Michigan (1.4%)
Green Lake Township MI Economic Development Corp.Revenue (Interlochen Center for the Arts
Project)VRDO	0.100%	3/1/12 LOC	15,100	15,100
Michigan Strategic Fund Limited Obligation Revenue (Henry Ford Museum) VRDO	0.120%	3/1/12 LOC	11,250	11,250
Oakland University of Michigan Revenue VRDO	0.140%	3/7/12 LOC	11,500	11,500
University of Michigan Hospital Medical Service Plan Revenue VRDO	0.100%	3/7/12	6,100	6,100
University of Michigan Hospital Revenue VRDO	0.090%	3/1/12	2,600	2,600
1 Wayne State University Michigan Revenue TOB VRDO	0.130%	3/1/12	4,995	4,995
				51,545
Minnesota (0.4%)
Hennepin County MN GO VRDO	0.120%	3/7/12	4,605	4,605
Minneapolis & St. Paul MN Housing & RedevelopmentAuthority Health Care System Revenue
(Children's Hospital Clinics) VRDO	0.170%	3/1/12 (4)	6,600	6,600
Minnesota Higher Education Facilities Authority Revenue (Carleton College) VRDO	0.150%	3/7/12	3,000	3,000
				14,205
Mississippi (1.8%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.080%	3/1/12	2,400	2,400
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.140%	3/1/12	22,000	22,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.090%	3/7/12	15,000	15,000
Mississippi Business Finance Corp. Revenue (Renaissance at Colony Park LLC Project) VRDO	0.160%	3/7/12 LOC	5,400	5,400
Mississippi Business Finance Corp. Revenue (Renaissance at Colony Park LLC Project) VRDO	0.160%	3/7/12 LOC	12,525	12,525
Mississippi GO (Nissan Project) VRDO	0.210%	3/7/12	8,880	8,880
				66,205
Missouri (1.4%)
Curators of the University of Missouri System Facilities Revenue VRDO	0.130%	3/7/12	29,485	29,485
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System)
VRDO	0.110%	3/7/12	8,450	8,450
St. Joseph MO Industrial Development Authority Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.110%	3/7/12 LOC	15,440	15,440
				53,375
Nebraska (1.6%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 2) VRDO	0.160%	3/7/12	9,950	9,950
Douglas County NE Hospital Authority No. 2 HealthFacilities Revenue (Children's Hospital
ObligatedGroup) VRDO	0.150%	3/1/12 LOC	5,050	5,050
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.130%	3/7/12	15,300	15,300
1 Nebraska Public Power District Revenue TOB VRDO	0.150%	3/7/12 LOC	24,420	24,420
1 Nebraska Public Power District Revenue TOB VRDO	0.170%	3/7/12 (13)	5,000	5,000
				59,720
Nevada (0.2%)
1 Las Vegas Valley Water District Nevada GO TOB VRDO	0.140%	3/7/12	7,590	7,590

New Hampshire (0.4%)
New Hampshire Health & Education Facilities Authority Revenue (Southern New Hampshire
University) VRDO	0.130%	3/7/12 LOC	13,855	13,855

New Jersey (1.0%)
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.100%	3/1/12 LOC	4,900	4,900
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.130%	3/7/12	10,500	10,500

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey TRAN	2.000%	6/21/12	21,000	21,112
				36,512
New Mexico (2.3%)
New Mexico Finance Authority Transportation Revenue VRDO	0.130%	3/7/12 LOC	37,840	37,840
1 New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) TOB VRDO	0.170%	3/7/12	10,000	10,000
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.150%	3/7/12	10,565	10,565
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.150%	3/7/12	19,480	19,480
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDO	0.160%	3/7/12	9,970	9,970
				87,855
New York (12.0%)
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.120%	3/7/12	30,000	30,000
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.120%	3/7/12	6,000	6,000
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.170%	3/7/12	1,400	1,400
New York City NY GO VRDO	0.090%	3/1/12	6,000	6,000
New York City NY GO VRDO	0.090%	3/1/12	5,200	5,200
New York City NY GO VRDO	0.090%	3/1/12	3,900	3,900
New York City NY GO VRDO	0.090%	3/1/12	5,000	5,000
New York City NY GO VRDO	0.090%	3/1/12 LOC	3,900	3,900
New York City NY GO VRDO	0.090%	3/1/12 LOC	22,295	22,295
New York City NY GO VRDO	0.100%	3/1/12 LOC	7,165	7,165
New York City NY GO VRDO	0.100%	3/7/12 LOC	14,465	14,465
New York City NY GO VRDO	0.110%	3/7/12 LOC	28,315	28,315
New York City NY GO VRDO	0.150%	3/7/12 LOC	4,250	4,250
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Columbus
Apartments) VRDO	0.100%	3/7/12 LOC	18,500	18,500
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.130%	3/1/12	6,000	6,000
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB
VRDO	0.130%	3/1/12	17,500	17,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.090%	3/1/12	4,100	4,100
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.130%	3/1/12	7,705	7,705
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.190%	3/1/12	4,500	4,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.130%	3/7/12	20,340	20,340
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.170%	3/7/12	5,535	5,535
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.090%	3/1/12	4,600	4,600
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.110%	3/7/12	29,400	29,400
New York City NY Transitional Finance Authority Recovery Revenue VRDO	0.090%	3/1/12	5,985	5,985
New York Liberty Development Corp. Revenue PUT	0.270%	11/8/12	15,000	15,000
1 New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax) TOB VRDO	0.160%	3/7/12	16,000	16,000
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	0.190%	3/7/12	8,000	8,000
New York Metropolitan Transportation Authority Revenue VRDO	0.130%	3/7/12 LOC	10,000	10,000
1 New York State Dormitory Authority Revenue (Columbia University) TOB VRDO	0.170%	3/7/12	8,535	8,535
New York State Dormitory Authority Revenue (New York Law School) VRDO	0.120%	3/7/12 LOC	8,700	8,700
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.170%	3/7/12	7,760	7,760
New York State Housing Finance Agency Housing Revenue (80 DeKalb Avenue) VRDO	0.110%	3/7/12 LOC	4,100	4,100
New York State Housing Finance Agency Housing Revenue (Avalon Bowery Place I) VRDO	0.110%	3/7/12 LOC	10,500	10,500
New York State Housing Finance Agency Housing Revenue (West 38th Street) VRDO	0.110%	3/7/12 LOC	3,200	3,200
New York State Housing Finance Agency Revenue (Clinton Park) VRDO	0.110%	3/7/12 LOC	5,000	5,000
New York State Housing Finance Agency Revenue (Personal Income Tax) VRDO	0.140%	3/7/12	5,000	5,000
New York State Local Government Assistance Corp. Revenue VRDO	0.130%	3/7/12	9,100	9,100
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.160%	3/7/12	8,400	8,400
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.130%	3/7/12 LOC	7,500	7,500
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Ithaca College)
VRDO	0.160%	3/7/12 LOC	10,000	10,000
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.090%	3/1/12 LOC	20,500	20,500
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.090%	3/1/12 LOC	20,500	20,500
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.090%	3/1/12 LOC	4,600	4,600
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.120%	3/7/12 LOC	8,200	8,200
				452,650

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina (3.1%)
Cary NC GO VRDO	0.110%	3/7/12	3,345	3,345
1 Charlotte NC COP TOB VRDO	0.160%	3/7/12	5,545	5,545
Charlotte NC Water & Sewer System Revenue VRDO	0.120%	3/7/12	9,800	9,800
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.160%	3/7/12	21,415	21,415
Forsyth County NC GO VRDO	0.150%	3/7/12	18,520	18,520
Mecklenburg County NC COP VRDO	0.160%	3/7/12	3,935	3,935
North Carolina Capital Facilities Finance Agency Recreational Facilities Revenue (YMCA of Greater
Winston-Salem) VRDO	0.150%	3/7/12 LOC	9,650	9,650
North Carolina Capital Facilities Finance Agency Revenue (YMCA of the Triangle) VRDO	0.160%	3/7/12 LOC	3,540	3,540
North Carolina Medical Care Commission Health Systems Revenue (Catholic Health East) VRDO	0.110%	3/7/12 LOC	1,915	1,915
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) VRDO	0.150%	3/7/12 LOC	19,240	19,240
Union County NC GO VRDO	0.130%	3/7/12	19,490	19,490
				116,395
Ohio (7.1%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.140%	3/1/12 LOC	7,100	7,100
1 Cleveland OH Water Works Revenue TOB VRDO	0.160%	3/7/12	16,850	16,850
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.150%	3/7/12	10,000	10,000
Columbus OH GO VRDO	0.130%	3/7/12	6,900	6,900
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.170%	3/7/12 LOC	9,920	9,920
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.140%	3/7/12 LOC	11,115	11,115
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.130%	3/7/12 LOC	1,150	1,150
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.150%	3/7/12	6,100	6,100
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.150%	3/7/12	8,600	8,600
Lancaster Port Authority Ohio Gas Revenue VRDO	0.160%	3/7/12	16,725	16,725
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.170%	3/7/12	2,400	2,400
1 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	0.260%	3/7/12	3,600	3,600
Montgomery County OH Revenue (Catholic Health Initiatives) VRDO	0.120%	3/7/12	2,750	2,750
Ohio Common Schools GO VRDO	0.110%	3/7/12	6,895	6,895
Ohio Common Schools GO VRDO	0.110%	3/7/12	5,000	5,000
Ohio Common Schools GO VRDO	0.110%	3/7/12	12,790	12,790
Ohio GO VRDO	0.100%	3/7/12	11,740	11,740
Ohio GO VRDO	0.100%	3/7/12	17,840	17,840
1 Ohio Higher Education GO TOB VRDO	0.150%	3/7/12	5,765	5,765
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
CP	0.160%	5/1/12	10,800	10,800
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)
VRDO	0.100%	3/1/12 LOC	5,600	5,600
Ohio Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated
Group) VRDO	0.090%	3/1/12	6,900	6,900
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project) VRDO	0.120%	3/7/12	13,200	13,200
Ohio Higher Educational Facility Commission Revenue (Xavier University Project) VRDO	0.130%	3/7/12 LOC	10,275	10,275
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.130%	3/1/12	9,330	9,330
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.160%	3/7/12	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.100%	3/7/12	12,725	12,725
Ohio State University General Receipts Revenue VRDO	0.110%	3/7/12	8,300	8,300
Ohio State University General Receipts Revenue VRDO	0.120%	3/7/12	18,745	18,745
Ohio Water Development Authority Pollution Control Revenue (FirstEnergy Nuclear Generation
Corp. Project) VRDO	0.150%	3/1/12 LOC	6,500	6,500
				269,215
Oregon (1.6%)
Oregon GO (Veterans Welfare) VRDO	0.090%	3/1/12	5,300	5,300
1 Oregon GO TOB VRDO	0.130%	3/1/12	31,600	31,600
Oregon Housing & Community Service Department Single Family Mortgage Revenue VRDO	0.120%	3/7/12	9,145	9,145
Oregon TAN	2.000%	6/29/12	15,000	15,087
				61,132
Pennsylvania (2.7%)
Delaware County PA Industrial Development Authority Revenue (Resource Recovery) VRDO	0.110%	3/7/12	4,910	4,910
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.130%	3/7/12	9,900	9,900

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.130%	3/7/12	13,490	13,490
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.120%	3/7/12 LOC	15,290	15,290
Geisinger Health System Authority of Pennsylvania Revenue (Penn State Geisinger Health
System) VRDO	0.090%	3/1/12	9,100	9,100
Lancaster County PA Hospital Authority Health System Revenue (Lancaster General Hospital)
VRDO	0.210%	3/1/12 LOC	4,690	4,690
1 Pennsylvania GO TOB VRDO	0.260%	3/7/12	10,055	10,055
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.150%	3/1/12 LOC	26,500	26,500
Philadelphia PA Water & Waste Water Revenue VRDO	0.200%	3/7/12 LOC	9,845	9,845
				103,780
South Carolina (1.2%)
Greenville County SC Hospital System Revenue VRDO	0.130%	3/7/12 LOC	5,000	5,000
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
VRDO	0.130%	3/7/12 LOC	17,085	17,085
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)
VRDO	0.130%	3/7/12 LOC	17,200	17,200
South Carolina Jobs Economic Development Authority Hospital Revenue (Regional Medical Center
of Orangeburg & Calhoun Counties) VRDO	0.160%	3/7/12 LOC	4,750	4,750
				44,035
South Dakota (0.1%)
South Dakota Housing Development Authority Homeownership Mortgage Revenue VRDO	0.120%	3/7/12	4,635	4,635

Tennessee (1.2%)
Jackson TN Energy Authority Gas System Revenue VRDO	0.130%	3/7/12 LOC	16,000	16,000
Shelby County TN GO VRDO	0.130%	3/7/12	25,250	25,250
1 Shelby County TN Health Educational & Housing Facility Board Revenue (St. Jude Children's
Research Hospital) TOB VRDO	0.160%	3/7/12	5,000	5,000
				46,250
Texas (8.9%)
1 Cypress-Fairbanks TX Independent School District GO TOB VRDO	0.130%	3/1/12	4,995	4,995
1 Denton TX Independent School District GO TOB VRDO	0.160%	3/7/12	7,395	7,395
Denton TX Independent School District GO VRDO	0.210%	3/7/12	10,195	10,195
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.090%	3/1/12	10,300	10,300
Harris County TX Health Facilities Development Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.130%	3/1/12	52,885	52,885
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.090%	3/1/12	12,585	12,585
1 Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	0.170%	3/7/12	2,200	2,200
Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	0.090%	3/7/12	5,000	5,000
1 Houston TX Utility System Revenue TOB VRDO	0.160%	3/7/12 (13)	8,000	8,000
1 Northside TX Independent School District GO TOB VRDO	0.160%	3/7/12	5,225	5,225
San Antonio TX Electric & Gas Systems Revenue VRDO	0.150%	3/7/12	37,000	37,000
San Antonio TX Hotel Occupancy Tax Revenue VRDO	0.140%	3/7/12 LOC	7,450	7,450
1 Texas GO TOB VRDO	0.130%	8/30/12	4,200	4,200
1 Texas GO TOB VRDO	0.130%	8/30/12	3,065	3,065
1 Texas GO TOB VRDO	0.130%	8/30/12	13,000	13,000
Texas Small Business Industrial Development Corp.Revenue (Texas Public Facilities Capital
Access Program) VRDO	0.140%	3/7/12 LOC	25,050	25,050
Texas TRAN	2.500%	8/30/12	60,000	60,667
Texas TRAN CP	0.210%	3/6/12	10,000	10,000
Texas Transportation Commission Mobility Fund GO VRDO	0.120%	3/7/12	44,975	44,975
1 Texas Transportation Commission Revenue TOB VRDO	0.150%	3/7/12	1,505	1,505
1 University of Texas Permanent University Fund Revenue TOB VRDO	0.150%	3/7/12	9,950	9,950
				335,642
Utah (2.4%)
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.090%	3/1/12	35,400	35,400
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.090%	3/1/12	27,300	27,300
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.100%	3/1/12	26,090	26,090
				88,790

Municipal Cash Management Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Vermont (0.6%)
	Vermont Educational & Health Buildings Financing Agency Hospital Revenue (Fletcher Allen
	Health Care Project) VRDO	0.120%	3/7/12 LOC	13,600	13,600
	Vermont Housing Finance Agency Revenue VRDO	0.120%	3/7/12	10,025	10,025
					23,625
Virginia (1.7%)
	Alexandria VA Industrial Development Authority Revenue (Institute for Defense Analyses Project)
	VRDO	0.160%	3/7/12 LOC	15,650	15,650
	Fairfax County VA Industrial Development Authority Hospital Revenue (Inova Health System
	Hospital Project) VRDO	0.100%	3/1/12	14,290	14,290
	Fairfax County VA Industrial Development Authority Revenue (Fairfax Hospital System Inc.) VRDO	0.130%	3/7/12	2,655	2,655
	Smyth County VA Industrial Development Authority Hospital Revenue VRDO	0.100%	3/7/12 LOC	5,000	5,000
1	University of Virginia Revenue TOB VRDO	0.150%	3/7/12	6,600	6,600
	Virginia Commonwealth University Health System Authority Revenue VRDO	0.130%	3/1/12 LOC	4,840	4,840
1	Virginia Public Building Authority Facility Revenue TOB VRDO	0.170%	3/7/12	13,650	13,650
					62,685
Washington (0.9%)
	Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.140%	3/7/12	6,875	6,875
1	King County WA GO TOB VRDO	0.130%	3/1/12	8,490	8,490
1	King County WA Sewer Revenue TOB VRDO	0.130%	3/1/12	4,200	4,200
1	Seattle WA Water System Revenue TOB VRDO	0.150%	3/7/12	5,060	5,060
1	Washington GO TOB VRDO	0.160%	3/7/12	7,995	7,995
					32,620
West Virginia (0.4%)
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
	VRDO	0.110%	3/7/12 LOC	16,570	16,570

Wisconsin (0.9%)
	Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.110%	3/1/12 LOC	22,350	22,350
	Wisconsin Health & Educational Facilities Authority Revenue (Edgewood College) VRDO	0.150%	3/1/12 LOC	6,090	6,090
	Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Inc. Obligated
	Group) VRDO	0.150%	3/1/12 LOC	5,715	5,715
					34,155
Total Investments (99.4%) (Cost $3,743,242)					3,743,242
Other Assets and Liabilities (0.6%)
Other Assets					22,622
Liabilities					(17)
					22,605
Net Assets (100%)
Applicable to 3,765,731,362 outstanding $.001 par value shares of beneficial interest (unlimited authorization)					3,765,847
Net Asset Value Per Share					$1.00

At February 29, 2012, net assets consisted of:

					Amount
					($000)
Paid-in Capital					3,765,846
Undistributed Net Investment Income					—
Accumulated Net Realized Gains					1
Net Assets					3,765,847

• See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $747,765,000, representing 19.9% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Six Months Ended
February 29, 2012
($000)
Investment Income
Income
Interest	2,097
Total Income	2,097
Expenses
The Vanguard Group—Note B
Management and Administrative	184
Total Expenses	184
Net Investment Income	1,913
Realized Net Gain (Loss) on Investment Securities Sold	1
Net Increase (Decrease) in Net Assets Resulting from Operations	1,914

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 29,	August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,913	6,689
Realized Net Gain (Loss)	1	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,914	6,689
Distributions
Net Investment Income	(1,913)	(6,689)
Realized Capital Gain	—	—
Total Distributions	(1,913)	(6,689)
Capital Share Transactions (at $1.00)
Issued	847,787	4,749,456
Issued in Lieu of Cash Distributions	1,913	6,689
Redeemed	(673,103)	(4,374,763)
Net Increase (Decrease) from Capital Share Transactions	176,597	381,382
Total Increase (Decrease)	176,598	381,382
Net Assets
Beginning of Period	3,589,249	3,207,867
End of Period	3,765,847	3,589,249

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 29,				Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.002	.002	.010	.025	.036
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.001	.002	.002	.010	.025	.036
Distributions
Dividends from Net Investment
Income	(.001)	(.002)	(.002)	(.010)	(.025)	(.036)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(.001)	(.002)	(.002)	(.010)	(.025)	(.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.05%	0.20%	0.23%	1.04%	2.50%	3.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,766	$3,589	$3,208	$2,518	$1,753	$1,285
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.10%	0.20%	0.23%	0.85%	2.42%	3.64%
The expense ratio and net income ratio for the current period have been annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2008-2011), and for the period ended February 29, 2012, and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, and administrative services and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of February 29, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid
	August 31, 2011	February 29, 2012	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,000.61	$0.02
Municipal Cash Management	$1,000.00	$1,000.52	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,024.84	$0.03
Municipal Cash Management	$1,000.00	$1,024.81	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%; The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Expense Ratios[1]:
Your Fund compared with its Peer Group

	Fund	Institutional
	Expense	Money Market
Vanguard CMT Funds	Ratio	Funds Average

Market Liquidity	0.005%	0.25%
Municipal Cash Management	0.01	—

1 The expense ratios shown are from the prospectuses dated December 27, 2011 and represent estimated costs for the current fiscal year. For the six months ended February 29, 2012, the annualized expense ratios were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management Fund. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five
Years: Chairman of the Board of The Vanguard Group,
Inc., and of each of the investment companies served
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of
each of the investment companies served by The
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive
Chief Staff and Marketing Officer for North America
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and
services); Executive in Residence and 2010
Distinguished Minett Professor at the Rochester
Institute of Technology; Director of SPX Corporation
(multi-industry manufacturing), the United Way of
Rochester, Amerigroup Corporation (managed health
care), the University of Rochester Medical Center,
Monroe Community College Foundation, and North
Carolina A&T University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
Principal Occupation(s) During the Past Five Years:
Chairman and Chief Executive Officer (retired 2009)
and President (2006–2008) of Rohm Haas Co.
(chemicals); Director of Tyco International, Ltd.
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),
and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
The Conference Board.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Carnegie Corporation of New York, Schuylkill River
Development Corporation, and Greater Philadelphia
Chamber of Commerce; Trustee of the National
Constitution Center; Chair of the Presidential
Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Vice President and Chief Global Diversity Officer
(retired 2008) and Member of the Executive
Committee (1997–2008) of Johnson & Johnson
(pharmaceuticals/medical devices/consumer
products); Director of Skytop Lodge Corporation
(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
for Talent Innovation; Member of the Advisory Board
of the Maxwell School of Citizenship and Public
Affairs at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2009) and Vice
Chairman of the Board (2008–2009) of Cummins Inc.
(industrial machinery); Director of SKF AB (industrial
machinery), Hillenbrand, Inc. (specialized consumer
services), the Lumina Foundation for Education, and
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member
of the Advisory Board to the Kellogg Institute for
International Studies at the University of Notre Dame.

André F. Perold
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George
Gund Professor of Finance and Banking at the Harvard
Business School (retired 2011); Chief Investment
Officer and Managing Partner of HighVista Strategies
LLC (private investment firm); Director of Rand
Merchant Bank; Overseer of the Museum of Fine
Arts Boston.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the Board
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.

Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director
of Corning Incorporated (2000-2010) and Dow
Corning (2001–2010); Director of SPX Corporation
(multi-industry manufacturing); Overseer of the Amos
Tuck School of Business Administration at Dartmouth
College; Advisor to the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Controller Since July 2010. Principal
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
the investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

Heidi Stam
Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Managing
Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005;
Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

Mortimer J. Buckley	Michael S. Miller
Kathleen C. Gubanich	James M. Norris
Paul A. Heller	Glenn W. Reed
Martha G. King	George U. Sauter
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

CMT2 042012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 20, 2012
VANGUARD CMT FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 20, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see file Number 2-11444, Incorporated by Reference.